VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2014
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions [Table Text Block]
The table below gives a summary of the sale and leaseback arrangement, as of December 31, 2014:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Last repurchase option* (in $ millions)	Month of last repurchase option*
Golar Glacier	October 2014	204.0	173.8	October 2019	142.7	October 2023

*For the Golar Glacier, ICBC has a purchase option exercisable at the end of the lease term by which the vessel may be sold to us for a fixed price of $135.1 million or $116.7 million if net of the deferred purchase consideration.

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years [Table Text Block]
The bareboat charter hire is set at a fixed daily net rate of $46,850. A summary of the bareboat charter for the Golar Glacier is shown below.

	2014 (in $ thousands)	2015 (in $ thousands)	2016 (in $ thousands)	2017 (in $ thousands)	2018 (in $ thousands)
Golar Glacier	4,263	17,100	17,147	17,100	17,100